Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTEREST INCOME
Interest and fees on loans		$ 84,187	$ 62,888	$ 59,248
Interest and fees on loans held for sale		160	90	102
Interest on investment securities:
Taxable		3,450	3,150	2,798
Nontaxable		2,489	2,439	1,660
Federal funds sold		2	6	8
Other interest-bearing deposits, and certificates of deposit in other banks		1,239	413	337
Dividends on other investments		441	270	301
Total interest income		91,968	69,256	64,454
Interest on deposits:
Savings, interest checking and money market		16,796	5,009	1,113
Time deposit accounts $250,000 and over		4,317	1,059	575
Time deposits		4,569	1,034	1,446
Total interest expense on deposits		25,682	7,102	3,134
Interest on federal funds purchased and securities sold under agreements to repurchase		115	51	87
Interest on Federal Home Loan Bank advances		3,255	1,268	1,461
Interest on subordinated notes		3,774	2,072	1,227
Total interest expense on borrowings		7,144	3,391	2,775
Total interest expense		32,826	10,493	5,909
Net interest income		59,142	58,763	58,545
Provision for (release of) credit losses on loans and unfunded commitments	[1]	2,340	(900)	(1,700)
Net interest income after provision for (release of) credit losses on loans and unfunded commitments		56,802	59,663	60,245
NON-INTEREST INCOME
Gain on sale of mortgage loans, net		2,560	2,661	7,165
(Losses) gains on other real estate owned, net		(4,429)	289	(871)
Other		1,929	1,755	1,537
Total non-interest income		7,536	13,978	16,786
Investment securities (losses) gains, net		(11,547)	(14)	149
NON-INTEREST EXPENSE
Salaries and employee benefits		28,971	27,058	27,657
Occupancy expense, net		3,247	3,175	3,075
Furniture and equipment expense		3,009	3,054	3,067
Processing, network, and bank card expense		5,151	4,788	4,751
Legal, examination, and professional fees		2,508	1,630	3,024
Advertising and promotion		1,487	1,494	1,227
Postage, printing, and supplies		846	878	838
Loan expense		941	576	823
Other		6,199	5,885	4,504
Total non-interest expense		52,359	48,538	48,966
Income before income taxes (benefit)		432	25,089	28,214
Income tax expense (benefit)		(524)	4,338	5,697
Net income		$ 956	$ 20,751	$ 22,517
Basic earnings per share (in dollars per share)		$ 0.14	$ 2.94	$ 3.15
Diluted earnings per share (in dollars per share)		$ 0.14	$ 2.94	$ 3.15
Service charges and other fees
NON-INTEREST INCOME
Income from fees		$ 2,942	$ 3,002	$ 3,094
Bank card income and fees
NON-INTEREST INCOME
Income from fees		4,028	4,083	3,957
Trust department income
NON-INTEREST INCOME
Income from fees		1,090	1,184	1,324
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees		$ (584)	$ 1,004	$ 580

[1]	Prior to adoption of ASU No 2016-13 on January 1, 2023, credit losses were estimated using the incurred loss approach.